Long-term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Capital Lease Obligations | Range Start
Debt Instrument [Line Items]
Debt maturity year	2014	2013
Capital Lease Obligations | Range End
Debt Instrument [Line Items]
Debt maturity year	2030	2030
Minimum | Capital Lease Obligations
Debt Instrument [Line Items]
Long-term debt, interest rate	0.50%	0.40%
Maximum | Capital Lease Obligations
Debt Instrument [Line Items]
Long-term debt, interest rate	14.73%	14.73%
Bank Loan Obligations | Unsecured Debt | Range Start
Debt Instrument [Line Items]
Debt maturity year	2014	2013
Bank Loan Obligations | Unsecured Debt | Range End
Debt Instrument [Line Items]
Debt maturity year	2029	2029
Bank Loan Obligations | Minimum | Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.00%
Bank Loan Obligations | Maximum | Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, interest rate	39.50%	27.30%
Finance Receivables Securitization | Secured Debt | Range Start
Debt Instrument [Line Items]
Debt maturity year	2014	2013
Finance Receivables Securitization | Secured Debt | Range End
Debt Instrument [Line Items]
Debt maturity year	2030	2050
Finance Receivables Securitization | Minimum | Secured Debt
Debt Instrument [Line Items]
Long-term debt, interest rate	0.10%	0.10%
Finance Receivables Securitization | Maximum | Secured Debt
Debt Instrument [Line Items]
Long-term debt, interest rate	12.00%	11.75%
Consolidated Subsidiaries | Medium-term Notes | Range Start
Debt Instrument [Line Items]
Debt maturity year	2014	2013
Consolidated Subsidiaries | Medium-term Notes | Range End
Debt Instrument [Line Items]
Debt maturity year	2047	2047
Consolidated Subsidiaries | Unsecured Notes | Range Start
Debt Instrument [Line Items]
Debt maturity year	2014	2013
Consolidated Subsidiaries | Unsecured Notes | Range End
Debt Instrument [Line Items]
Debt maturity year	2031	2031
Consolidated Subsidiaries | Minimum | Medium-term Notes
Debt Instrument [Line Items]
Long-term debt, interest rate	0.10%	0.13%
Consolidated Subsidiaries | Minimum | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, interest rate	0.08%	0.13%
Consolidated Subsidiaries | Maximum | Medium-term Notes
Debt Instrument [Line Items]
Long-term debt, interest rate	9.40%	9.40%
Consolidated Subsidiaries | Maximum | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, interest rate	41.79%	23.00%
Parent Company | Unsecured Notes | Range Start
Debt Instrument [Line Items]
Debt maturity year	2014	2013
Parent Company | Unsecured Notes | Range End
Debt Instrument [Line Items]
Debt maturity year	2023	2019
Parent Company | Minimum | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, interest rate	0.19%	0.19%
Parent Company | Maximum | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, interest rate	3.00%	3.00%